LEGG MASON VALUE TRUST, INC.
              LEGG MASON TOTAL RETURN TRUST, INC.
           LEGG MASON SPECIAL INVESTMENT TRUST, INC.
                LEGG MASON INVESTORS TRUST, INC.
                         PRIMARY SHARES
                        NAVIGATOR SHARES

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                      DATED JULY 31, 1995

     The following information is inserted on page 31 of the Statement of Additional Information in the section captioned "The Fund's Directors and Officers":

     At October 31, 1995, the Legg Mason Profit Sharing Plan and Trust, 7 East Redwood Street, Baltimore, MD 21202 owned of record and beneficially the following percentages of the outstanding shares of the Navigator Classes:

          Navigator Class of Value Trust                              99.9%
          Navigator Class of Total Return Trust                       99.3%
          Navigator Class of Special Investment Trust                 100.0%





                                             November 20, 1995